LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10.                               LONG-TERM INVESTMENTS

	As of December 31,
	2012	2013

Equity method investments:
Mapbar Technology Limited (“Mapbar”) (1)	$23,782	$2,414
Japan Macro Opportunities Offshore Partners, LP (“JMOOP”) (2)	17,987	48,119
Social Finance, Inc. (“SoFi”) (3)	47,776	44,673
Gaoxue Network Technology (Shanghai) Co., Ltd (“Gaoxue”) (4)	6,058	1,754
Beijing Qingting Changyou Technology Development Co., Ltd (“Qingting”) (5)	—	55

Total equity method investments	95,603	97,015

Cost method investments:
Hylink Advertising Co., Ltd. (“Hylink”)	2,408	2,478
Beijing Anqi Zhilian Technology Co., Ltd (“Anqi”)	—	116

Total cost method investments	2,408	2,594

Held-to-maturity investments:
Series 2012-A Senior Secured Refi Loan Notes	9,586	8,233

Total held-to-maturity	9,586	8,233

Total long-term investments	$107,597	$107,842

Equity method investments

(1)         In October 2011, the Company acquired 35% equity interest of Mapbar with a total cash consideration of $26,599 and accounted for the investment using equity method as the Company was able to exercise significant influence on Mapbar.  The Company recorded its share of the loss in Mapbar at $2,590, and $2,356 due to the operating losses incurred by the affiliated company for the years ended December 31, 2012, and 2013. The Company recognized an impairment of $19,012.

(2)         On November 18, 2011, the Company made a $20,000 investment in JMOOP, which is a Cayman Islands exempted limited partnership.  The investment was accounted for using equity method of accounting. The Company made additional investment of $20,000 in JMOOP and received a capital distribution of $19,158 in the year ended December 31, 2013. The Company recognized its share of the loss of $3,560, and gain of $29,290 for the years ended December 31, 2012 and 2013, respectively.

(3)         On September 5, 2012, the Company entered into an Amended and Restated Right of First Refusal and Co-Sale Agreement with SoFi, agreeing to purchase 5,573,719 Series B Preferred Shares issued by SoFi at a price of $8.791258 per share with a total consideration of $49,000, which was paid in full in September 2012.  The Company held 27.1% and 26.68% equity interest of SoFi as of December 31, 2012 and 2013, respectively and recognized its share of loss in SoFi of $1,224 and $3,103 for the years ended December 31, 2012, and 2013.

(4)         On November 23, 2012, the Company paid $5,300 for 25% capital contribution of Gaoxue Network Technology (Shanghai) Co., Ltd. On December 5, 2012, the Company also paid $470 and $385 to two existing shareholders of Gaoxue for their 5% equity interest in Gaoxue.  Consequently, the Company holds 30% of the total equity interest of Gaoxue.  The Company recognized its share of loss in Gaoxue of $97 and $291 for the years ended December 31, 2012 and 2013. The Company recognized impairment of $4,013 in the year ended December 31, 2013.

(5)         As described in Note 4, on October 31, 2013, the Company recognized the investment in Qingting of $160 based on the fair value at deconsolidation date. The Company then recorded its share of loss of Qingting of $105, which was incurred during the period from November 1 to December 31, 2013.

The summarized financial information of the equity method investments were as follows:

	As of December 31,
	2012	2013

Total current assets	$106,835	$196,016
Total assets	$188,518	$672,923
Total current liabilities	$2,976	$64,740
Total liabilities	$16,918	$355,053

	For the years ended December 31,
	2011	2012	2013

Net revenues	$5,310	$5,219	$146,513
Gross profits	$3,701	$3,355	$138,623
Net (income) loss	$39,581	$59,417	$(83,860)

Cost method investments

On April 25, 2011, the Company acquired 2% equity interest of Hylink at total cash consideration of $2,381 and accounted for the investment using cost method as the Company was unable to exercise significant influence on Hylink.  Hylink is mainly engaged in advertising agency service.  The Company had no seat in Board and did not involve in the operation of Hylink, accordingly the Company did not have the ability to exercise significant influence over the operating and financial decisions of Hylink, and thus the Company used the cost method to account for its investment Hylink.

In November 2013, the Company acquired 3% equity interest of Anqi at total cash consideration of $116 and accounted for the investment using cost method. Anqi is mainly engaged in development of online games.  The Company did not have the ability to exercise significant influence over the operating and financial decisions of Anqi, and thus the Company used the cost method to account for its investment Anqi.

Held-to-Maturity investments

On July 3, 2012, the Company entered into a Note Purchase Agreement with SoFi Lending Corp., a subsidiary of SoFi, to purchase $10,000 Series 2012-A Senior Secured Refi Loan Notes issued by SoFi Lending Corp.  The loan has a maturity date of July 3, 2032 and a fixed annual interest rate of 4% with no redemption feature.  The Company has the positive intent and ability to hold the investments to maturity.  The Company received monthly payments, including return of the principal of $414, $1,353 and earned interest of $137, $248 from SoFi Lending Corp. for the years ended December 31, 2012 and 2013.